TANGIBLE EQUITY UNITS (Tables)	12 Months Ended
Dec. 31, 2023
TANGIBLE EQUITY UNITS
Summary of components of tangible equity units

	December 31, 2023	December 31, 2022
Amortizing Notes	$—	$15.5
Purchase Contracts	—	1,009.4
	—	1,024.9
Less: Current portion of TEU	—	(1,024.9)
Non-current portion of TEU	$—	$—